Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

13. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2021 and 2022, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at December 31, 2021, the net accrued charter revenue, totaling ($22,980), comprises of $7,361 separately reflected in Current assets, $8,183 separately reflected in Non-current assets, and ($38,524) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2021 balance sheet. As at December 31, 2022, the net accrued charter revenue, totaling ($20,349), comprises of $10,885 separately reflected in Current assets, $11,627 separately reflected in Non-current assets, and ($42,861) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2022 balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2023	$2,564
2024	(5,887)
2025	(12,649)
2026	(4,377)
Total	$(20,349)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2021 and 2022, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate. During the year ended December 31, 2022, the amortization of the liability amounted to nil, ($621 and nil for the years ended December 31, 2021 and 2020, respectively) and is included in Voyage revenue in the accompanying consolidated statement of operations.

	December 31, 2021	December 31, 2022
Hires collected in advance	$19,173	$16,906
Charter revenue resulting from varying charter rates	38,524	42,861
Total	$57,697	$59,767
Less current portion	(23,830)	(25,227)
Non-current portion	$33,867	$34,540

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased the 60% equity interest it did not previously own, in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus. Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased the 51% equity interest it did not previously own, in the company owning the containership Cape Artemisio (Note 10). Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. As of December 31, 2021 and 2022, the aggregate balance of time charter assumed (current and non-current) was $865 and $667, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the years ended December 31, 2020, 2021 and 2022, the amortization expense of Time charter assumed amounted to $192, ($424) and $198, respectively, and is included in Voyage revenue in the accompanying consolidated statements of operations.